As filed with the Securities and Exchange Commission on September 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
 (Exact name of registrant as specified in charter)

       615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

    1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine U.S. Real Estate Equity Fund

		Security
	Shares	Description	Value
	Real Estate Investment Trusts - 46.5%
	Lodging - 8.8%
	330,891	Ashford Hospitality Trust, Inc.	$1,313,637
	409,200	DiamondRock Hospitality Co.	3,772,824
	140,000	Sunstone Hotel Investors, Inc.	1,811,600
			6,898,061
	Mortgage & Finance - 15.3%
	200,000	Annaly Capital Management, Inc.	3,014,000
	400,000	CBRE Realty Finance, Inc.	1,080,000
	15,000	Gramercy Capital Corp.	101,400
	250,500	iStar Financial, Inc.	2,056,605
	900,000	MFA Mortgage Investments, Inc.	5,805,000
			12,057,005
	Office - Industrial Buildings - 12.8%
	32,000	Alexandria Real Estate Equities, Inc.	3,304,320
	65,900	Kilroy Realty Corp.	3,018,879
	127,500	Maguire Properties, Inc.	1,375,725
	25,200	Vornado Realty Trust	2,395,764
			10,094,688
	Retail Centers - 9.6%
	19,000	Alexander's, Inc. (a)	6,740,060
	30,000	General Growth Properties, Inc.	822,300
			7,562,360
		Total Real Estate Investment Trusts	36,612,114

	Common Stocks - 53.1%
	Diversified - 7.0%
	15,000	Cyrela Commercial Properties SA - GDR (Acquired 10/26/2007; Cost $413,550) (a)(c)	420,804
	7,500	Cyrela Commercial Properties SA - ADR (a)	210,402
	143,940	Verde Realty (a)(b)	4,893,960
			5,525,166
	Household Durables - 2.3%
	160,000	D.R. Horton, Inc.	1,779,200

	Lodging - 10.7%
	125,502	Great Wolf Resorts, Inc. (a)	515,813
	843,529	Interstate Hotels & Resorts, Inc. (a)	2,235,352
	143,300	Orient-Express Hotels Ltd. - Class A	4,770,457
	25,400	Starwood Hotels & Resorts Worldwide, Inc.	870,966
			8,392,588

	Residential: Assisted Living - 5.6%
	245,000	Sunrise Senior Living, Inc. (a)	4,392,850

	Residential: Foreign Homebuilders - 14.7%
	15,000	Cyrela Brazil Realty SA - GDR (Acquired 10/26/2007; Cost $4,430,100) (c)	4,288,449
	7,500	Cyrela Brazil Realty SA	2,144,224
	17,861	Desarrolladora Homex SA de C.V. - ADR (a)	998,430
	40,000	E-House China Holdings Ltd. - ADR (a)	379,600
	99,900	Gafisa SA - ADR	3,420,576
	64,400	Xinyuan Real Estate Co. Ltd. - ADR (a)	361,284
			11,592,563
	Residential: Manufactured Homes - 2.8%
	549,083	Champion Enterprises, Inc. (a)	2,168,878

	Residential: U.S. Homebuilders - 10.0%
	160,000	Centex Corp.	2,348,800
	40,000	KB Home	703,600
	140,000	Lennar Corp. - Class A	1,694,000
	40,000	Meritage Homes Corp. (a)	722,000
	2,200	NVR, Inc. (a)	1,215,104
	100,000	Pulte Homes, Inc.	1,221,000
			7,904,504
		Total Common Stocks	41,755,749

	Short-Term Investments - 0.0%
	247	Fidelity Institutional Government Portfolio	247
		Total Short-Term Investments	247
		Total Investments (Cost $99,868,696) - 99.6%	78,368,110
		Other Assets in Excess of Liabilities - 0.4%	298,505
		TOTAL NET ASSETS - 100.0%	$78,666,615

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
GDR Global Depository Receipt
(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 6.0% of the Fund's net assets.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Realty Income & Growth Fund

		Security
	Shares	Description	Value
	Real Estate Investment Trusts - 92.3%
	Apartments - 13.2%
	14,045	AvalonBay Communities, Inc.	$1,400,427
	126,199	BRE Properties, Inc.	6,168,607
	58,760	Equity Residential	2,536,669
	43,965	Essex Property Trust, Inc.	5,335,153
	95,000	Home Properties, Inc.	5,226,900
	100,800	Post Properties, Inc.	3,204,432
	41,083	UDR, Inc.	1,049,260
			24,921,448
	Diversified - 7.6%
	292,700	Crombie Real Estate Investment Trust (Acquired 3/22/2006; Cost $2,511,776) (c)	3,212,997
	7,700	Crombie Real Estate Investment Trust	84,523
	6,400	Saul Centers, Inc.	310,208
	113,900	Vornado Realty Trust	10,828,473
			14,436,201
	Health Care - 6.8%
	87,000	Health Care REIT, Inc.	4,338,690
	246,647	Omega Healthcare Investors, Inc.	4,259,594
	96,200	Ventas, Inc.	4,315,532
			12,913,816
	Lodging - 2.5%
	248,350	DiamondRock Hospitality Co.	2,289,787
	197,700	FelCor Lodging Trust, Inc.	1,579,623
	62,238	Host Hotels & Resorts, Inc.	815,940
			4,685,350
	Manufactured Housing - 0.7%
	80,600	Sun Communities, Inc.	1,368,588

	Mortgage & Finance - 3.4%
	295,862	CBRE Realty Finance, Inc.	798,827
	189,181	Gramercy Capital Corp.	1,278,864
	524,000	iStar Financial, Inc.	4,302,040
			6,379,731
	Net Lease - 4.8%
	81,565	CapLease, Inc.	637,838
	155,749	Entertainment Properties Trust	8,354,377
			8,992,215
	Office - Industrial Buildings - 32.3%
	103,328	Alexandria Real Estate Equities, Inc.	10,669,649
	134,168	AMB Property Corp.	6,568,865
	108,355	Boston Properties, Inc.	10,422,668
	69,000	Corporate Office Properties Trust	2,682,720
	236,509	Douglas Emmett, Inc.	5,565,057
	54,141	DuPont Fabros Technology, Inc.	885,205
	119,400	Kilroy Realty Corp.	5,469,714
	89,100	Mack-Cali Realty Corp.	3,419,658
	277,003	Maguire Properties, Inc.	2,988,862
	137,600	ProLogis	6,725,888
	66,011	SL Green Realty Corp.	5,501,357
			60,899,643
	Retail Centers - 21.0%
	262,723	CBL & Associates Properties, Inc.	5,102,081
	97,726	Developers Diversified Realty Corp.	3,123,323
	204,778	General Growth Properties, Inc.	5,612,965
	208,700	Kimco Realty Corp.	7,365,023
	83,900	The Macerich Co.	4,642,187
	110,347	Simon Property Group, Inc.	10,221,442
	75,438	Taubman Centers, Inc.	3,621,024
			39,688,045
		Total Real Estate Investment Trusts	174,285,037

	Common Stocks - 1.9%
	Diversified - 1.5%
	86,364	Verde Realty (a)(b)	2,936,376

	Lodging - 0.4%
	9,600	Marriott International, Inc. - Class A	248,736
	12,800	Starwood Hotels & Resorts Worldwide, Inc.	438,912
			687,648
		Total Common Stocks	3,624,024

	Convertible Preferred Stocks - 0.9%
	Net Lease - 0.9%
	59,000	Entertainment Properties Trust, Series E, 9.000% (a)	1,622,500
		Total Convertible Preferred Stocks	1,622,500

	Preferred Stocks - 11.9%
	Apartments - 1.2%
	102,000	Apartment Investment & Management Co., Series T, 8.000%	2,287,860

	Diversified - 0.5%
	26,300	PS Business Parks, Inc., Series L, 7.600%	539,676
	21,500	Vornado Realty Trust, Series G, 6.625%	453,220
			992,896

	Health Care - 0.3%
	28,600	Omega Healthcare Investors, Inc., Series D, 8.375%	660,660

	Lodging - 2.5%
	202,600	FelCor Lodging Trust, Inc., Series C, 8.000%	3,059,260
	54,375	Hospitality Properties Trust, Series C, 7.000%	879,788
	47,600	Sunstone Hotel Investors, Inc., Series A, 8.000%	815,388
			4,754,436
	Mortgage & Finance - 3.2%
	16,400	Anthracite Capital, Inc., Series C, 9.375%	232,880
	6,126	iStar Financial, Inc., Series D, 8.000%	86,438
	18,800	iStar Financial, Inc., Series E, 7.875%	238,572
	97,625	iStar Financial, Inc., Series F, 7.800%	1,161,737
	90,000	iStar Financial, Inc., Series G, 7.650%	1,077,300
	129,090	iStar Financial, Inc., Series I, 7.500%	1,471,626
	130,900	NorthStar Realty Finance Corp., Series B, 8.250%	1,720,026
			5,988,579
	Net Lease - 0.8%
	75,400	Entertainment Properties Trust, Series D, 7.375%	1,423,552

	Office - Industrial Buildings - 1.7%
	11,100	AMB Property Corp., Series O, 7.000%	224,886
	31,300	Digital Realty Trust, Inc., Series A, 8.500%	704,250
	213,200	Prime Group Realty Trust, Series B, 9.000%	1,705,600
	28,400	PS Business Parks, Inc., Series H, 7.000%	545,280
			3,180,016
	Retail Centers - 1.1%
	95,400	CBL & Associates Properties, Inc., Series D, 7.375%	1,650,420
	18,200	Regency Centers Corp., Series D, 7.250%	375,830
			2,026,250
	Storage - 0.6%
	61,100	Public Storage, Series D, 6.180%	1,157,845
		Total Preferred Stocks	22,472,094

	Short-Term Investments - 0.0%
	118	Fidelity Institutional Government Portfolio	118
	18	Milestone Funds Treasury Obligations Portfolio	18
		Total Short-Term Investments	136
		Total Investments (Cost $174,360,195) - 107.0%	202,003,791
		Liabilities in Excess of Other Assets - (7.0)%	(13,165,120)
		TOTAL NET ASSETS - 100.0%	$188,838,671

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 1.7% of the Fund's net assets.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine International Real Estate Equity Fund

		Security
	Shares	Description				Value
	Common Stocks - 95.7%
	Asia - 32.7%
	China - 6.0%
	14,850,900	Agile Property Holdings				13,991,247
	24,173,800	C C Land Holdings Ltd.				$14,346,377
	5,118,023	China Central Properties, Ltd. (a)				6,644,807
	41,101,000	China New Town Development (a)				4,358,377
	22,698,500	Franshion Properties				8,786,591
	2,506,100	Greentown China Holdings				2,152,234
	3,594,900	Guangzhou R&F Properties Co.				7,437,152
	55,580,400	HKC Holdings, Ltd.				9,190,258
	8,202,900	Hopson Development				8,726,937
	9,133,700	New World China Land, Ltd.				4,226,397
	5,064,500	Shimao Property Holdings, Ltd.				6,329,327
	6,363,000	Shui On Land, Ltd.				5,774,462
	11,857,500	Sino-ocean Land Holdings				7,872,981
						99,837,147
	Hong Kong - 3.7%
	8,035,000	The Hongkong & Shanghai Hotels, Ltd.				12,379,602
	12,926,000	Kowloon Development Co., Ltd.				21,207,547
	28,656,900	Midland Holdings, Ltd.				15,207,081
	3,512,003	New World Development Company Ltd.				6,617,417
	2,776,800	Shangri-La Asia, Ltd.				5,972,455
						61,384,102
	India - 4.0%
	2,269,232	Hirco PLC (a)				11,919,653
	1,467,000	Ishaan Real Estate PLC (a)				2,311,724
	2,000,000	South Asian Real Estate Ltd. (a)(b)				14,271,556
	8,230,000	Trinity Capital PLC (a)				12,724,281
	7,218,239	Unitech Corporate Parks (a)				7,082,316
	1,491,800	Yatra Capital Ltd. (a)(d)				18,615,795
						66,925,325
	Japan - 8.4%
	525,500	Aeon Mall Co., Ltd.				15,733,111
	4,130	Creed Corp.				3,452,992
	292,400	GOLDCREST Co., Ltd.				4,973,388
	604,000	Japan General Estate Co., Ltd.				2,911,248
	13,426	K.K. DaVinci Advisors (a)				5,313,901
	13,860	Kenedix, Inc.				10,097,752
	295,300	Mitsubishi Estate Co. Ltd.				7,198,767
	595,050	Mitsui Fudosan Co., Ltd.				13,623,520
	936,500	Nomura Real Estate Holdings				19,140,590
	18,762	Pacific Management Corp.				3,215,548
	5,790	Secured Capital Japan Co., Ltd.				9,139,704
	2,400,000	Star Asia Finance Ltd. (Acquired 2/22/2007 - 12/27/2007; Cost $11,192,500) (b)(c)				4,320,000
	111,000	Sumitomo Real Estate Sales				4,064,050
	894,550	Sumitomo Realty & Development Co., Ltd.				18,656,324
	151,600	Tachihi Enterprise Co., Ltd.				8,571,720
	1,081,500	Tokyo Tatemono Co.				5,383,191
	464,000	Tokyu Livable, Inc.				3,741,762
	36	Zecs Co. Ltd. (a)				4,338
						139,541,906
	Malaysia - 0.8%
	5,606,000	Aseana Properties Ltd. (a)				3,363,600
	7,516,300	Landmarks Berhad				3,347,247
	5,040,000	Resorts World Berhad				4,318,673
	1,842,000	SP Setia Berhad				1,731,118
						12,760,638
	Philippines - 0.4%
	4,890,100	Ayala Land, Inc.				1,085,090
	15,668,400	SM Development Corp.				723,730
	21,827,309	SM Prime Holdings Inc.				3,607,820
	24,011,000	Vista Land & Lifescapes, Inc.				1,152,571
						6,569,211
	Singapore - 6.6%
	6,708,425	Ascendas Real Estate Investment Trust				11,283,734
	19,383,800	Banyan Tree Holdings, Ltd.				17,294,307
	6,872,900	Cambridge Industrial Trust				3,292,196
	16,802,900	CapitaCommercial Trust				23,593,366
	2,378,000	City Developments, Ltd.				19,964,487
	6,000,000	Indiabulls Properties Investment Trust (a)				3,071,523
	24,549,200	Macquarie MEAG Prime REIT				19,209,920
	749,000	Mandarin Oriental				1,325,730
	8,011,200	Wing Tai Holdings				9,491,110
						108,526,373
	Thailand - 2.7%
	21,210,000	Amata Corporation Public Company Ltd.				7,029,890
	1,965,000	Amata Corporation Public Company Ltd. - NVDR				651,284
	9,342,300	Central Pattana Public Company, Ltd.				5,579,158
	24,461,550	The Erawan Group Public Company, Ltd.				2,527,231
	99,767,300	Hemaraj Land & Development Public Company Ltd.				3,396,080
	10,000,000	Italian-Thai Development Public Company, Ltd.				1,331,741
	17,580,000	Italian-Thai Development Public Company, Ltd. - NVDR				2,341,200
	4,176,000	Land and Houses Public Company Ltd.				779,337
	25,324,000	Land and Houses Public Company Ltd. - NVDR				4,726,038
	1,932,400	LPN Development Public Company Ltd.				302,929
	31,739,445	Minor International Public Company Ltd.				12,510,023
	13,179,100	Quality Houses Public Company Ltd.				704,407
	4,040,000	Saha Pathana Inter-Holding Public Company Ltd.				2,111,078
						43,990,396
	United Arab Emirates - 0.1%
	451,111	Kingdom Hotel Investments - GDR (a)				2,481,110
		Total Asia				542,016,208

	Australia - 1.0%
	Australia - 1.0%
	4,326,194	Goodman Group				10,387,558
	248,985	Stockland				1,085,479
	8,767,179	Valad Property Group				4,540,356
		Total Australia				16,013,393

	Europe - 35.1%
	Austria - 3.1%
	1,061,505	Conwert Immobilien (a)				15,862,387
	3,280,485	Immoeast Immobilien (a)				23,589,568
	1,385,994	Immofinanz Immobilien Anlagen AG				12,582,453
						52,034,408
	Finland - 0.5%
	2,132,528	Citycon OYJ				8,182,968

	France - 10.4%
	302,840	Accor SA				20,340,811
	35,382	Affine				1,821,283
	324,494	Club Mediterranee SA (a)				14,521,725
	94,700	Eurosic				4,756,493
	59,131	Icade				6,401,116
	402,228	Kaufman & Broad SA				18,571,416
	404,778	Nexity				9,098,334
	114,877	Pierre & Vacances				11,392,908
	117,285	Societe Immobiliere de Location pour l'Industrie et le Commerce				15,623,608
	306,503	Unibail-Rocamco				68,975,008
						171,502,702
	Germany - 3.3%
	474,425	Colonia Real Estate AG				5,335,607
	8,092,900	Dawnay Day Sirius Ltd.				7,290,161
	14,610,263	Dawnay Day Treveria PLC				7,064,814
	641,622	DIC Asset AG				15,222,622
	429,153	Hypo Real Estate Holding AG				12,089,571
	401,234	IVG Immobilien AG				7,635,519
						54,638,294
	Greece - 0.3%
	597,168	J&P - Avax SA				3,819,103
	425,355	Technical Olympic SA (b)				398,092
						4,217,195
	Hungary - 0.1%
	1,592,938	Dawnay Day Carpathian PLC				1,562,942

	Italy - 1.2%
	1,970,610	Immobiliare Grande Distribuz				6,339,801
	412,024	Pirelli & Co. Real Estate				8,355,008
	2,087,878	Risanamento SPA				4,285,900
						18,980,709
	Norway - 2.1%
	2,331,200	Block Watne Gruppen ASA				7,552,877
	3,881,995	Norwegian Property ASA				15,986,824
	3,341,500	Scandinavian Property (a)				11,739,207
						35,278,908
	Poland - 1.1%
	4,402,500	Engel East Europe NV (a)(d)				3,272,423
	335,846	Globe Trade Centre SA (a)				4,780,251
	3,265,000	Nanette Real Estate Group NV				3,915,411
	181,577	Orco Property Group				6,755,076
						18,723,161
	Russia - 2.0%
	751,350	AFI Development PLC - GDR (a)				4,620,802
	813,200	Mirland Development Corp. (a)				4,424,646
	1,032,864	PIK Group - GDR (Acquired 6/1/2007 - 11/6/2007; Cost $27,275,656) (a)(c)				23,755,872
						32,801,320
	Spain - 1.2%
	1,084,392	Realia Business SA				4,989,871
	1,534,900	Sol Melia SA				14,389,164
						19,379,035
	Sweden - 1.5%
	1,502,760	JM AB				17,809,919
	1,652,850	Rezidor Hotel Group AB				7,535,168
						25,345,087
	Turkey - 0.1%
	1,000,000	The Ottoman Fund, Ltd. (a)				1,466,799

	United Kingdom - 8.2%
	50,000	Brixton PLC				224,480
	1,302,900	Enterprise Inns PLC				8,005,926
	1,503,900	Great Portland Estates PLC				10,142,755
	1,607,600	Hammerson PLC				30,606,537
	1,769,389	Helical Bar PLC				10,372,583
	1,200,000	KDD Group NV (a)				3,157,582
	4,665,427	Minerva (a)				12,206,865
	1,529,350	Punch Taverns PLC				7,745,271
	16,559,594	Regus Group PLC (a)				22,648,404
	148,400	RGI International Ltd. (a)				894,110
	2,261,169	Segro PLC				18,353,790
	1,436,814	Shaftesbury PLC				11,391,984
	127,700	Unite Group PLC				503,080
						136,253,367
		Total Europe				580,366,895

	North & South America - 26.9%
	Argentina - 0.2%
	337,921	IRSA Inversiones y Representaciones SA - ADR (a)				3,683,339

	Brazil - 17.4%
	572,725	Abyara Planejamento Imobilia SA				4,790,077
	5,672,800	Agra Empreendimentos Imobilia (a)				33,682,590
	1,055,900	BR Malls Participacoes SA (a)				9,801,945
	2,067,800	Brascan Residential Properties SA				9,874,956
	23,040	Brasil Brokers Participacoes (a)				18,313,733
	795,300	Camargo Correa Desenvol Imobiliario SA				3,950,351
	1,582,700	Company SA				11,094,966
	1,469,800	Construtora Tenda SA (a)				10,106,459
	2,767,455	Cyrela Brazil Realty SA				40,284,731
	2,906,710	Cyrela Commercial Properties				20,376,477
	278,410	Gafisa SA - ADR				9,532,758
	146,100	Gafisa SA				2,518,483
	1,087,900	General Shopping Brasil SA (a)				6,244,156
	738,700	Iguatemi Empresa de Shopping Centers SA				9,427,704
	2,473,000	JHSF Participacoes SA				10,894,273
	1,721,600	Klabin Segall SA				10,057,230
	353,100	MRV Engenharia				8,115,687
	1,058,800	Multiplan Empreendimentos (a)				11,829,790
	1,037,300	PDG Realty SA				15,569,765
	1,439,700	Rodobens Negocios Imobiliarios SA				18,787,887
	850,000	Rossi Residencial SA				6,810,637
	815,600	Sao Carlos Empreendimentos				6,821,401
	1,986,000	Tecnisa SA				9,509,672
						288,395,728
	Canada - 1.2%
	150,100	ClubLink Corp.				1,339,092
	386,000	Crombie Real Estate Investment Trust (c)				4,237,160
	282,225	Killam Properties, Inc.				1,956,929
	400,000	Killam Properties, Inc. (Acquired 8/15/2006; Cost $3,292,623) (c)				2,773,573
	683,500	Lakeview Hotel Real Estate Investment Trust				2,282,895
	133,000	Lakeview Hotel Real Estate Investment Trust (Acquired 10/27/2006; Cost $411,151) (c)				444,221
	91,700	Mainstreet Equity Corp. (a)				1,203,621
	300,000	Mainstreet Equity Corp. (Acquired 12/29/2005; Cost $1,287,775) (a)(c)				3,937,692
	252,700	Parkbridge Lifestyles Communities, Inc. (a)				1,209,268
						19,384,451
	Mexico - 3.4%
	8,653,300	Consorcio ARA SA de CV				7,188,995
	3,309,800	Corporacion GEO S.A. de CV (a)				12,063,811
	277,600	Desarrolladora Homex SA de CV - ADR (a)				15,517,840
	7,611,300	Impulosra del Desarrollo Empleo en America Latina SA de CV (a)				11,668,575
	2,869,710	Urbi Desarrollos Urbanos SA de CV (a)				9,590,713
						56,029,934
	United States - 4.7%
	28,550	Alexander's, Inc. (a)				10,127,827
	400,800	Marriott International, Inc. - Class A				10,384,728
	870,100	Orient-Express Hotels Ltd. - Class A				28,965,629
	562,300	Sunrise Senior Living, Inc. (a)				10,082,039
	519,696	Verde Realty (a) (b)				17,669,664
						77,229,887
		Total North & South America				444,723,339
		Total Common Stocks				1,583,119,835

	Equity-Linked Structured Notes - 1.0%
	511,500	Merrill Lynch & Co., Inc. - DLF Ltd.				6,145,208
	785,300	Merrill Lynch & Co., Inc. - Indiabulls Real Estate				5,278,065
	1,052,504	Merrill Lynch & Co., Inc. - Kolte-Patil Developers Ltd.				2,128,493
	473,000	Merrill Lynch & Co., Inc. - Sobha Developers Ltd.				2,826,890
		Total Equity-Linked Structured Notes				16,378,656

	Warrants - 0.1%
	1,530,720	HKC Holdings, Ltd.
		Expiration: November, 2009, Exercise Price: HKD 2.050 (a)				25,114
	16,134,400	SP Setia Berhad
		Expiration: January, 2013, Exercise Price: MYR 4.480 (a)				2,428,089
		Total Warrants				2,453,203

	Short-Term Investments - 3.2%
	3,200,000	Alpine Municipal Money Market Fund				3,200,000
	50,262,742	Fidelity Institutional Government Portfolio				50,262,742
		Total Short-Term Investments				53,462,742
		Total Investments (Cost $2,093,547,427) - 100.0%				1,655,414,436
		Liabilities in Excess of Other Assets - 0.0%				(636,124)
		TOTAL NET ASSETS - 100.0%				$1,654,778,312

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NKD	Hong Kong Dollar
MYR	Malaysian Ringgit
NVDR	New Vehicle Delivery Receipt
(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 2.4% of the Fund's net assets.
(d)	Affiliated issuer.

Schedule of Total Return Swap Contracts
July 31, 2008 (Unaudited)
Alpine International Real Estate Equity Fund

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Deposit At Counterparty	Unrealized Depreciation
Morgan Stanley & Co.	Phoenix Mills, Ltd.	1,195,000	$ 5,386,271	6/5/2009	$ 11,098,937	$ 5,681,562

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$101,505,911
Gross unrealized appreciation	3,366,904
Gross unrealized depreciation	(26,504,705)
Net unrealized depreciation	($23,137,801)

Realty Income
& Growth Fund
Cost of investments	$174,944,974
Gross unrealized appreciation	65,093,840
Gross unrealized depreciation	(38,035,023)
Net unrealized depreciation	$27,058,817

International Real Estate
Equity Fund
Cost of investments	$2,110,773,696
Gross unrealized appreciation	126,838,954
Gross unrealized depreciation	(585,443,125)
Net unrealized depreciation	($582,198,214)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title)                /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date                 9/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date                 9/29/08

By (Signature and Title)                /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date                 9/29/08